Interim Condensed Consolidated Statement of Cash Flow - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net loss	$ (14,216)	$ (10,902)
Less: Net income from discontinued operation		1
Net loss from continuing operation	(14,216)	(10,903)
Adjustments:
Depreciation and amortization	4,871	8,765
Share-based compensation	1,893	807
Amortization of right of use assets		281
Accretion of finance leases		6
Disposition of NCI	6,240
Operating cash flows before movements in working capital	(1,212)	(1,044)
Changes in working capital:
Inventory	1,233	(155)
Accounts receivable	(780)	297
Other receivables	(250,915)	(115,566)
Amount due from related parties	(16)	29,739
Accrued liabilities	6,916	25,642
Accounts payable	813	(24,016)
Tax payable	(55)	400
Other payables	3,650	32,588
Amount due to related parties		(999)
Lease liabilities		(282)
Net cash used in operating activities from continuing operations	(240,366)	(53,396)
Net cash used in in generating from discontinued operating activities		1
Net cash used in operating activities	(240,366)	(53,395)
Cash flows from financing activities:
Repayment of principle portion of lease liabilities		(288)
Proceeds from share issuance, net of issuance costs	6,817	24,836
Net cash generated from financing activities	6,817	24,548
Net decrease on cash and cash equivalents	(233,549)	(28,847)
Cash and cash equivalents at beginning of the period	237,484	279,177
Effect of exchange rates on cash and cash equivalents	228	(3,603)
Cash and cash equivalents at end of the period	4,163	246,727
Supplemental cash flow information
Cash paid for income tax	$ 3